UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10161
Columbia Strategic Investor Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2005 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 72.6%
CONSUMER DISCRETIONARY – 9.7%
Auto Components – 1.2%
	Modine Manufacturing Co.	50,000	1,520,000
	Nokian Renkaat Oyj	266,000	4,747,445
	Auto Components Total		6,267,445
Automobiles – 0.1%
	Brilliance China Automotive Holdings Ltd., ADR	30,000	538,500
	Automobiles Total		538,500
Diversified Consumer Services – 0.6%
	Career Education Corp. (a)	40,000	1,386,800
	Weight Watchers International, Inc. (a)	30,000	1,459,500
	Diversified Consumer Services Total		2,846,300
Hotels, Restaurants & Leisure – 0.7%
	Fairmont Hotels & Resorts, Inc.	50,000	1,724,500
	McDonald’s Corp.	50,000	1,547,000
	Hotels, Restaurants & Leisure Total		3,271,500
Household Durables – 1.3%
	Cavco Industries, Inc. (a)	26,000	699,660
	Leggett & Platt, Inc.	20,000	532,800
	Makita Corp., ADR	62,000	1,215,200
	Matsushita Electric Industrial Co., Ltd., ADR	100,000	1,498,000
	Maytag Corp.	50,000	729,500
	Snap-On, Inc.	50,000	1,725,500
	Household Durables Total		6,400,660
Internet & Catalog Retail – 0.4%
	1-800-FLOWERS.COM, Inc., Class A (a)	75,000	555,750
	IAC/InterActiveCorp (a)	57,500	1,408,750
	Internet & Catalog Retail Total		1,964,500
Leisure Equipment & Products – 0.2%
	Amer Sports OYJ	60,000	1,019,207
	Leisure Equipment & Products Total		1,019,207
Media – 2.3%
	Comcast Corp., Class A (a)	72,500	2,293,900
	Cumulus Media, Inc., Class A (a)	40,000	499,600
	Entravision Communications Corp., Class A (a)	75,000	557,250
	Liberty Media Corp., Class A (a)	125,000	1,298,750
	Liberty Media International, Inc., Class A (a)	10,000	419,100
	McGraw-Hill Companies, Inc.	20,000	873,200

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
	Media General, Inc., Class A	30,000	1,833,000
	News Corp., Class A	75,000	1,209,750
	Time Warner, Inc. (a)	132,500	2,305,500
	Media Total		11,290,050
Multiline Retail – 1.9%
	Dillard’s, Inc., Class A	20,000	478,400
	Fred’s, Inc.	50,000	741,500
	Kohl’s Corp. (a)	40,000	1,947,600
	May Department Stores Co.	62,500	2,385,000
	Saks, Inc. (a)	75,000	1,285,500
	Stockmann Oyj ABP, Class B	75,000	2,487,514
	Multiline Retail Total		9,325,514
Specialty Retail – 1.0%
	Blockbuster, Inc., Class A	100,000	913,000
	Blockbuster, Inc., Class B	100,000	855,000
	CarMax, Inc. (a)	37,500	957,375
	Gap, Inc.	40,000	840,000
	Hancock Fabrics, Inc.	100,000	589,000
	Restoration Hardware, Inc. (a)	100,000	708,000
	West Marine, Inc. (a)	22,400	371,616
	Specialty Retail Total		5,233,991
	CONSUMER DISCRETIONARY TOTAL		48,157,667
CONSUMER STAPLES – 6.5%
Beverages – 0.9%
	Coca-Cola Co.	75,000	3,347,250
	Coca-Cola Femsa, SA de CV, ADR	57,500	1,368,500
	Beverages Total		4,715,750
Food & Staples Retailing – 1.3%
	Albertson’s, Inc.	30,000	629,700
	United Natural Foods, Inc. (a)	40,000	1,297,600
	Wal-Mart Stores, Inc.	40,000	1,889,200
	Walgreen Co.	62,500	2,833,750
	Food & Staples Retailing Total		6,650,250
Food Products – 2.2%
	American Italian Pasta Co., Class A	20,000	460,200
	Campbell Soup Co.	30,000	930,900
	Delta & Pine Land Co.	50,000	1,350,000
	General Mills, Inc.	32,500	1,608,750
	Hain Celestial Group, Inc. (a)	40,000	720,000
	Nestle SA, Registered Shares	7,250	1,907,937

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
	Sara Lee Corp.	40,000	811,600
	Unilever NV, NY Registered Shares	47,500	3,160,650
	Food Products Total		10,950,037
Household Products – 0.3%
	Kimberly-Clark Corp.	20,000	1,286,600
	Household Products Total		1,286,600
Personal Products – 1.0%
	Avon Products, Inc.	57,500	2,285,050
	Natura Cosmeticos SA	52,500	1,788,856
	NBTY, Inc. (a)	40,000	889,600
	Personal Products Total		4,963,506
Tobacco – 0.8%
	Altria Group, Inc.	57,500	3,860,550
	Tobacco Total		3,860,550
	CONSUMER STAPLES TOTAL		32,426,693
ENERGY – 6.8%
Energy Equipment & Services – 3.2%
	Core Laboratories NV (a)	30,000	753,000
	GlobalSantaFe Corp.	30,000	1,099,200
	Input/Output, Inc. (a)	55,600	329,708
	National-Oilwell Varco, Inc. (a)	50,000	2,250,000
	Schlumberger Ltd.	57,500	3,931,275
	Stolt Offshore SA, ADR (a)	50,000	382,500
	TGS Nopec Geophysical Co., ASA (a)	75,000	2,072,962
	Transocean, Inc. (a)	75,000	3,735,750
	Willbros Group, Inc. (a)	100,000	1,158,000
	Energy Equipment & Services Total		15,712,395
Oil, Gas & Consumable Fuels – 3.6%
	Alpha Natural Resources, Inc. (a)	35,000	836,500
	Apache Corp.	20,000	1,175,200
	BP PLC, ADR	32,500	1,956,500
	ConocoPhillips	25,000	2,696,000
	Exxon Mobil Corp.	62,500	3,512,500
	McMoRan Exploration Co. (a)	97,500	1,804,725
	Newfield Exploration Co. (a)	82,500	3,172,125
	Petroleo Brasileiro SA, ADR	30,000	1,416,000

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
	Plains Exploration & Production Co. (a)	47,500	1,451,125
	Oil, Gas & Consumable Fuels Total		18,020,675
	ENERGY TOTAL		33,733,070
FINANCIALS – 10.4%
Capital Markets – 1.4%
	Bank of New York Co., Inc.	37,500	1,080,750
	Charles Schwab Corp.	87,500	992,250
	Morgan Stanley	67,500	3,304,800
	Nikko Cordial Corp.	80,000	350,746
	Nomura Holdings, Inc., ADR	40,000	506,400
	Piper Jaffray Companies, Inc. (a)	30,000	848,100
	Capital Markets Total		7,083,046
Commercial Banks – 2.7%
	Allied Irish Banks PLC, ADR	30,000	1,252,200
	Fifth Third Bancorp	22,500	958,950
	HSBC Holdings PLC, ADR	37,500	2,976,000
	ICICI Bank Ltd., ADR	20,000	388,600
	Mitsubishi Tokyo Financial Group, Inc., ADR	225,000	1,867,500
	SunTrust Banks, Inc.	22,500	1,656,225
	U.S. Bancorp	75,000	2,199,750
	Zions Bancorporation	32,500	2,302,300
	Commercial Banks Total		13,601,525
Consumer Finance – 0.2%
	MBNA Corp.	50,000	1,054,500
	Consumer Finance Total		1,054,500
Diversified Financial Services – 1.6%
	Citigroup, Inc.	75,000	3,533,250
	JPMorgan Chase & Co.	120,200	4,297,150
	Diversified Financial Services Total		7,830,400
Insurance – 3.1%
	American International Group, Inc.	50,000	2,777,500
	Axis Capital Holdings Ltd.	40,000	1,100,400
	Chubb Corp.	10,000	842,300
	Hannover Rueckversicherung AG, Registered Shares	67,500	2,580,484
	Jefferson-Pilot Corp.	20,000	1,008,000
	Marsh & McLennan Companies, Inc.	50,000	1,452,000
	PartnerRe Ltd.	10,000	660,700
	St. Paul Travelers Companies, Inc.	50,005	1,894,189

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
	UnumProvident Corp.	40,000	734,400
	Wesco Financial Corp.	7,750	2,776,670
	Insurance Total		15,826,643
Real Estate – 0.5%
	Mitsubishi Estate Co., Ltd.	125,000	1,347,891
	Post Properties, Inc., REIT	30,000	984,000
	Real Estate Total		2,331,891
Thrifts & Mortgage Finance – 0.9%
	Fannie Mae	32,500	1,925,300
	Freddie Mac	27,500	1,788,600
	MGIC Investment Corp.	10,000	613,400
	Thrifts & Mortgage Finance Total		4,327,300
	FINANCIALS TOTAL		52,055,305
HEALTH CARE – 11.7%
Biotechnology – 1.4%
	Amgen, Inc. (a)	27,500	1,720,950
	Applera Corp. - Applied Biosystems Group	75,000	1,605,750
	Biogen Idec, Inc. (a)	20,000	782,000
	Eyetech Pharmaceuticals, Inc. (a)	40,000	513,200
	MedImmune, Inc. (a)	30,000	792,000
	Qiagen NV (a)	130,000	1,557,400
	Biotechnology Total		6,971,300
Health Care Equipment & Supplies – 2.4%
	Baxter International, Inc.	82,500	3,044,250
	Boston Scientific Corp. (a)	30,000	812,700
	Cytyc Corp. (a)	40,000	936,400
	Haemonetics Corp. (a)	30,000	1,221,000
	Hospira, Inc. (a)	97,500	3,712,800
	STERIS Corp.	40,000	968,000
	Viasys Healthcare, Inc. (a)	50,000	1,162,500
	Health Care Equipment & Supplies Total		11,857,650
Health Care Providers & Services – 3.2%
	Accredo Health, Inc. (a)	22,500	1,008,450
	Community Health Systems, Inc. (a)	50,000	1,818,500
	Health Management Associates, Inc., Class A	30,000	756,600
	HEALTHSOUTH Corp. (a)	100,000	531,000
	Henry Schein, Inc. (a)	45,000	1,813,050
	LifePoint Hospitals, Inc. (a)	40,000	1,799,200
	McKesson Corp.	56,000	2,255,120
	Omnicare, Inc.	67,500	2,586,600

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
	Quest Diagnostics, Inc.	12,500	1,312,500
	Tenet Healthcare Corp. (a)	102,500	1,242,300
	Triad Hospitals, Inc. (a)	20,000	1,014,400
	Health Care Providers & Services Total		16,137,720
Pharmaceuticals – 4.7%
	Abbott Laboratories	40,000	1,929,600
	Andrx Corp. (a)	60,000	1,198,800
	Dr. Reddy’s Laboratories Ltd., ADR	30,000	486,000
	Elan Corp. PLC, ADR (a)	100,000	790,000
	Eli Lilly & Co.	40,000	2,332,000
	Endo Pharmaceuticals Holdings, Inc. (a)	50,000	1,015,000
	Gedeon Richter Ltd.	12,500	1,633,190
	Merck & Co., Inc.	40,000	1,297,600
	Novartis AG, ADR	30,000	1,464,900
	Pfizer, Inc.	100,700	2,809,530
	Schering-Plough Corp.	100,000	1,950,000
	Shire Pharmaceuticals Group PLC, ADR	20,000	640,200
	Taro Pharmaceuticals Industries Ltd. (a)	50,000	1,635,500
	Valeant Pharmaceuticals International	77,500	1,598,825
	Watson Pharmaceuticals, Inc. (a)	62,500	1,878,750
	Wyeth	20,000	867,400
	Pharmaceuticals Total		23,527,295
	HEALTH CARE TOTAL		58,493,965
INDUSTRIALS – 9.9%
Aerospace & Defense – 0.5%
	Honeywell International, Inc.	30,000	1,086,900
	Raytheon Co.	30,000	1,174,800
	Aerospace & Defense Total		2,261,700
Air Freight & Logistics – 0.8%
	United Parcel Service, Inc., Class B	37,500	2,761,875
	Yamato Transport Co., Ltd.	100,000	1,397,109
	Air Freight & Logistics Total		4,158,984
Airlines – 0.6%
	AMR Corp.	100,000	1,290,000
	Northwest Airlines Corp. (a)	50,000	304,500
	Southwest Airlines Co.	100,000	1,455,000
	Airlines Total		3,049,500

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.8%
	Administaff, Inc.	50,000	1,068,000
	Asset Acceptance Capital Corp. (a)	47,500	1,167,075
	Avery Dennison Corp.	57,500	3,015,875
	Cendant Corp.	60,000	1,272,600
	Central Parking Corp.	28,800	486,720
	R.R. Donnelley & Sons Co.	62,500	2,078,125
	Commercial Services & Supplies Total		9,088,395
Construction & Engineering – 0.5%
	Foster Wheeler Ltd. (a)	100,000	1,480,000
	Insituform Technologies, Inc., Class A (a)	50,000	742,000
	Shaw Group, Inc. (a)	20,000	403,000
	Construction & Engineering Total		2,625,000
Electrical Equipment – 0.7%
	ABB Ltd. (a)	75,000	489,413
	Thomas & Betts Corp. (a)	90,000	2,779,200
	Electrical Equipment Total		3,268,613
Industrial Conglomerates – 1.5%
	3M Co.	57,500	4,407,375
	General Electric Co.	70,000	2,553,600
	Siemens AG, ADR	10,000	732,200
	Industrial Conglomerates Total		7,693,175
Machinery – 2.6%
	AGCO Corp. (a)	22,500	413,100
	Bucyrus International, Inc., Class A	13,500	481,680
	Caterpillar, Inc.	30,000	2,823,300
	Deere & Co.	25,000	1,653,750
	Eaton Corp.	37,500	2,244,375
	Hitachi Construction Machinery Co., Ltd.	100,000	1,183,042
	JLG Industries, Inc.	20,000	509,800
	Munters AB	25,000	601,574
	OSG Corp.	55,000	725,413
	Pall Corp.	62,500	1,824,375
	Timken Co.	20,000	470,000
	Machinery Total		12,930,409
Marine – 0.5%
	A.P. Moller - Maersk A/S	140	1,265,964
	Finnlines Oyj	80,000	1,367,069
	Marine Total		2,633,033

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.4%
	GATX Corp.	62,500	2,085,625
	Trading Companies & Distributors Total		2,085,625
	INDUSTRIALS TOTAL		49,794,434
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 2.2%
	Andrew Corp. (a)	72,500	961,350
	Cisco Systems, Inc. (a)	137,500	2,664,750
	Comverse Technology, Inc. (a)	40,000	941,200
	Corning, Inc. (a)	97,500	1,528,800
	Nokia Oyj, ADR	100,000	1,686,000
	Plantronics, Inc.	40,000	1,376,800
	Tandberg ASA	130,000	1,391,024
	Communications Equipment Total		10,549,924
Computers & Peripherals – 0.8%
	Advanced Digital Information Corp. (a)	40,000	274,800
	Brocade Communications Systems, Inc. (a)	75,000	293,250
	Electronics for Imaging, Inc. (a)	50,000	950,000
	Hewlett-Packard Co.	75,000	1,688,250
	Sun Microsystems, Inc. (a)	175,000	666,750
	Computers & Peripherals Total		3,873,050
Electronic Equipment & Instruments – 0.3%
	Celestica, Inc. (a)	50,000	637,500
	Dolby Laboratories, Inc., Class A (a)	30,000	598,200
	Symbol Technologies, Inc.	40,000	460,400
	Electronic Equipment & Instruments Total		1,696,100
Internet Software & Services – 0.2%
	iVillage, Inc. (a)	52,500	316,575
	NIC, Inc. (a)	30,000	131,700
	United Online, Inc.	50,000	647,000
	Internet Software & Services Total		1,095,275
IT Services – 0.8%
	DST Systems, Inc. (a)	47,500	2,297,100
	First Data Corp.	43,250	1,636,147
	IT Services Total		3,933,247
Semiconductors & Semiconductor Equipment – 2.8%
	Advanced Micro Devices, Inc. (a)	57,500	943,000

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
	Atheros Communications, Inc. (a)	75,000	693,000
	Atmel Corp. (a)	125,000	375,000
	Fairchild Semiconductor Corp., Class A (a)	50,000	715,000
	FEI Co. (a)	75,000	1,561,500
	Intel Corp.	50,000	1,346,500
	LSI Logic Corp. (a)	125,000	920,000
	Micron Technology, Inc.	75,000	823,500
	MIPS Technologies, Inc. (a)	75,000	646,500
	National Semiconductor Corp.	40,000	804,800
	Samsung Electronics Co., Ltd., GDR (b)	15,000	3,607,500
	Texas Instruments, Inc.	67,500	1,865,700
	Semiconductors & Semiconductor Equipment Total		14,302,000
Software – 1.7%
	Cadence Design Systems, Inc. (a)	50,000	698,500
	Check Point Software Technologies Ltd. (a)	57,500	1,305,825
	Intuit, Inc. (a)	25,000	1,080,500
	Microsoft Corp.	50,000	1,290,000
	MicroStrategy, Inc. (a)	20,000	1,114,000
	Novell, Inc. (a)	125,000	731,250
	Parametric Technology Corp. (a)	100,000	602,000
	Quest Software, Inc. (a)	50,000	661,250
	Symantec Corp. (a)	50,000	1,130,500
	Software Total		8,613,825
	INFORMATION TECHNOLOGY TOTAL		44,063,421
MATERIALS – 4.2%
Chemicals – 2.3%
	Air Products & Chemicals, Inc.	32,500	1,957,475
	Calgon Carbon Corp.	137,500	1,225,125
	Dow Chemical Co.	20,000	905,800
	Ferro Corp.	60,000	1,154,400
	International Flavors & Fragrances, Inc.	30,000	1,112,700
	Mosaic Co. (a)	40,000	523,200
	Potash Corp. of Saskatchewan, Inc.	50,000	4,520,500
	Chemicals Total		11,399,200
Construction Materials – 0.3%
	Martin Marietta Materials, Inc.	27,500	1,678,875
	Construction Materials Total		1,678,875

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.4%
	Sealed Air Corp. (a)	27,500	1,424,225
	Smurfit-Stone Container Corp. (a)	50,000	543,500
	Containers & Packaging Total		1,967,725
Metals & Mining – 0.9%
	Centerra Gold, Inc. (a)	75,000	1,053,430
	Companhia Vale do Rio Doce, ADR	75,000	2,177,250
	Gammon Lake Resources, Inc. (a)	50,000	299,000
	WMC Resources Ltd., ADR	50,000	1,165,500
	Metals & Mining Total		4,695,180
Paper & Forest Products – 0.3%
	Votorantim Celulose e Papel SA, ADR	100,000	1,199,000
	Paper & Forest Products Total		1,199,000
	MATERIALS TOTAL		20,939,980
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.3%
	BellSouth Corp.	40,000	1,070,400
	Cincinnati Bell, Inc. (a)	50,000	197,500
	Compania Anonima Nacional Telefonos de Venezuela, ADR	75,000	1,431,000
	SBC Communications, Inc.	42,500	993,650
	Telekomunikasi Indonesia, ADR	70,000	1,382,500
	Verizon Communications, Inc.	47,500	1,680,550
	Diversified Telecommunication Services Total		6,755,600
Wireless Telecommunication Services – 0.6%
	Nextel Partners, Inc., Class A (a)	50,000	1,187,500
	Telemig Celular Participacoes SA	40,000	1,307,200
	VimpelCom, ADR (a)	10,000	370,400
	Wireless Telecommunication Services Total		2,865,100
	TELECOMMUNICATION SERVICES TOTAL		9,620,700
UTILITIES – 2.7%
Electric Utilities – 1.5%
	Edison International	75,000	2,756,250
	Entergy Corp.	13,800	991,254
	Exelon Corp.	30,000	1,405,500
	TECO Energy, Inc.	100,000	1,768,000
	Westar Energy, Inc.	30,000	692,100
	Electric Utilities Total		7,613,104

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.6%
	NiSource, Inc.	75,000	1,807,500
	ONEOK, Inc.	37,500	1,156,875
	Gas Utilities Total		2,964,375
Independent Power Producers – 0.4%
	Duke Energy Corp.	57,500	1,580,100
	Dynegy Holdings, Inc., Class A (a)	100,000	465,000
	Independent Power Producers Total		2,045,100
Water Utilities – 0.2%
	California Water Service Group	30,000	1,082,400
	Water Utilities Total		1,082,400
	UTILITIES TOTAL		13,704,979

	Total Common Stocks (cost of $293,365,995)		362,990,214
Investment Companies – 0.5%
	iShares MSCI Malaysia Index Fund	100,000	675,000
	Japan Smaller Capitalization Fund, Inc. (a)	100,000	1,058,000
	Thai Fund, Inc.	115,000	1,067,200

	Total Investment Companies (cost of $2,536,264)		2,800,200

		Par ($)
Short-Term Obligations – 26.3%
U.S. GOVERNMENT AGENCY – 2.6%
	Federal Home Loan Bank 2.050% 06/01/05(c)	13,157,000	13,157,000
REPURCHASE AGREEMENT – 23.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by U.S. Treasury Bonds with various maturities to 08/15/13, market value of $120,791,794 (repurchase proceeds $118,430,539)	118,421,000	118,421,000

	Total Short-Term Obligations (cost of $131,578,000)		131,578,000

	Total Investments – 99.4% (cost of $427,480,259)(d)(e)		497,368,414

	Other Assets & Liabilities, Net – 0.6%		2,875,556

	Net Assets – 100.0%		500,243,970

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of this security represents 0.7% of net assets.

(c)	The rate shown represents the annualized yield at the date of purchase.

(d)	Cost for federal income tax purposes is $427,480,259.

(e)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$74,447,477	$(4,559,322)	$69,888,155

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Strategic Investor Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005